Deposits - Contractual Maturities (Details) $ in Thousands	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Total demand deposits
Non-interest bearing	$ 2,820,609	$ 3,012,360
Interest bearing	8,104,668	7,577,642
Total demand deposits	10,925,277	10,590,002
Demand or less than $100k
Within 3 months	30,181	30,551
3 to 6 months	8,949	8,402
6 to 12 months	13,094	13,138
After 12 months	12,426	14,875
Total term deposits	64,650	66,966
Total deposits, less than $100k	10,989,927	10,656,968
Term - $100k or more
Within 3 months	1,627,330	1,553,178
3 to 6 months	578,096	625,533
6 to 12 months	589,161	330,773
After 12 months	85,709	83,632
Total term deposits	2,880,296	2,593,116
Term
Within 3 months	1,657,511	1,583,729
3 to 6 months	587,045	633,935
6 to 12 months	602,255	343,911
After 12 months	98,135	98,507
Total term deposits	2,944,946	2,660,082
Total deposits	$ 13,870,223	$ 13,250,084
Weighted average interest rate, demand deposits	(0.0003)	(0.0004)